Operating costs and other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Operating costs and other operating income
Summary of research and development expenditure

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Personnel costs	€(147,197)	€(87,740)	€(95,788)
Subcontracting	(232,906)	(160,076)	(82,997)
Disposables and lab fees and premises costs	(10,812)	(17,629)	(18,083)
Amortization, depreciation and impairment	(42,371)	(35,378)	(22,254)
Professional fees	(7,611)	(15,949)	(9,272)
Other operating expenses	(18,524)	(18,687)	(12,900)
Total R&D expenses	€(459,421)	€(335,459)	€(241,294)

Summary of R&D expenditure by program

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)

SIKi program	€(12,772)	€(18,400)	€(18,900)
TYK2 program on GLPG3667	(36,744)	(34,965)	(31,289)
Cell therapy programs in oncology	(295,610)	(170,998)	(82,218)
Other discovery programs	(114,295)	(111,096)	(108,887)
Total R&D expenses	€(459,421)	€(335,459)	€(241,294)

Summary of sales and marketing expenses

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Personnel costs	€(6,601)	€(6,561)	€(2,997)
Amortization, depreciation and impairment	3,465	(4,475)	(113)
External outsourcing costs	(1,392)	(2,813)	(1,776)
Professional fees	(62)	(904)	(131)
Other operating expenses	(1,510)	(2,440)	(659)
Total sales and marketing expenses	€(6,100)	€(17,193)	€(5,676)

Summary of general and administrative expenses

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Personnel costs	€(74,390)	€(52,642)	€(66,098)
Amortization, depreciation and impairment	(12,951)	(8,697)	(15,978)
Legal and professional fees	(29,515)	(33,960)	(23,250)
Other operating expenses	(30,477)	(21,946)	(22,963)
Total general and administrative expenses	€(147,333)	€(117,245)	€(128,289)

Schedule of other income

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Grant income	€57	€2,035	€6,618
R&D incentives income	27,218	27,223	32,968
Fair value adjustment contingent consideration payable	21,760	—	—
Other	4,458	11,515	7,686
Total other operating income	€53,493	€40,773	€47,272

Schedule of R&D incentives income

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Income from innovation incentive system in France	€—	€2,056	€5,881
Income from Belgian R&D incentives	13,610	16,943	16,535
Tax rebates on payroll withholding taxes of R&D personnel (Belgium & the Netherlands)	13,608	8,224	10,552
Total R&D incentives income	€27,218	€27,223	€32,968